FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, NET, Flight Equipment Held for Operating Lease (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019 USD ($) Aircraft Engine Lessee Country	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) Aircraft Engine Lessee Country	Sep. 30, 2018 USD ($) Aircraft	Dec. 31, 2018 USD ($) Aircraft Engine Lessee Country
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft held | Aircraft	84		84		100
Number of engines held for operating lease | Engine	7		7		7
Number of lessees | Lessee	40		40		43
Number of countries in which lessees operate | Country	21		21		24
Number of aircraft off-lease | Aircraft	1		1
Capitalized cost of flight equipment purchased			$ 89,800	$ 693,000
Gain on sale of aircraft	$ 38,934	$ 2,579	82,632	5,524
Aircraft impairment	0	$ 0	0	$ 0
Flight Equipment Held for Operating Leases, Net [Abstract]
Flight equipment held for operating lease, net	2,752,831		$ 2,752,831		$ 3,228,018
Flight Equipment Held For Operating Lease [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft sold | Aircraft			6	3
Gain on sale of aircraft			$ 14,800	$ 5,500
Flight Equipment Held for Operating Leases, Net [Abstract]
Cost	3,437,466		3,437,466		3,900,938
Accumulated depreciation	(684,635)		(684,635)		(672,920)
Flight equipment held for operating lease, net	$ 2,752,831		2,752,831		$ 3,228,018
Major maintenance expenditures capitalized			$ 8,000	$ 8,400